Note 10 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Income Taxes Paid	$ 0	$ 0	$ 0